Net Income Per Share	8 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
11. Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,						8-month Period ended
	2010		2011		2012		December 31, 2012
	HK$		HK$		HK$		HK$
Basic and diluted income per share
Net income for the year – numerator		44,307		133,314		50,404		59,823
Weighted average number of basic anddiluted ordinary shares outstanding – denominator		7,054,583		7,891,754		15,944,233		14,303,544
Basic and diluted income per share	HK$	6.3	HK$	16.9	HK$	3.2	HK$	4.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.